                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                            RIVERSOURCE BALANCED FUND

                                AT DEC. 31, 2007



INVESTMENTS IN SECURITIES



DEC. 31, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)




COMMON STOCKS (62.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.2%)
Boeing                                                 52,863              $4,623,398
DRS Technologies                                       19,913               1,080,679
General Dynamics                                       18,586               1,653,968
Goodrich                                               57,873               4,086,413
Honeywell Intl                                        114,622               7,057,276
L-3 Communications Holdings                            21,899               2,319,980
Lockheed Martin                                        42,893               4,514,917
Northrop Grumman                                       33,726               2,652,213
United Technologies                                    40,048               3,065,274
                                                                      ---------------
Total                                                                      31,054,118
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
BMW                                                    11,346(c)              709,036
Fiat                                                   25,634(c)              658,541
                                                                      ---------------
Total                                                                       1,367,577
-------------------------------------------------------------------------------------


BEVERAGES (1.0%)
Coca-Cola                                              70,257               4,311,672
Molson Coors Brewing Cl B                              43,322               2,236,282
PepsiCo                                                38,766               2,942,339
                                                                      ---------------
Total                                                                       9,490,293
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.2%)
Amgen                                                  13,206(b)              613,287
Genentech                                              14,036(b)              941,394
                                                                      ---------------
Total                                                                       1,554,681
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.2%)
Masco                                                  72,670               1,570,399
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.7%)
Apollo Mgmt LP                                         72,500(b,d,t)        1,595,000
Bank of New York Mellon                                82,392               4,017,434
Franklin Resources                                      5,414                 619,524
Goldman Sachs Group                                     7,188               1,545,779
KKR Private Equity Investors LP Unit                   49,822                 905,337
Lehman Brothers Holdings                               46,113               3,017,635
Merrill Lynch & Co                                     96,377               5,173,517
Morgan Stanley                                        101,839               5,408,670
Oaktree Capital Group LLC Cl A Unit                    32,000(d,t)          1,048,000
State Street                                           16,141               1,310,649
T Rowe Price Group                                     21,921               1,334,550
                                                                      ---------------
Total                                                                      25,976,095
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (0.9%)
Ashland                                                10,640                 504,655
Dow Chemical                                          119,135(g)            4,696,302
Eastman Chemical                                       21,239               1,297,491
EI du Pont de Nemours & Co                             55,736               2,457,400
                                                                      ---------------
Total                                                                       8,955,848
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
Fifth Third Bancorp                                    18,601                 467,443
PNC Financial Services Group                           34,875               2,289,544
US Bancorp                                             52,468               1,665,334
Wachovia                                              121,220               4,609,997
Wells Fargo & Co                                      102,305               3,088,588
                                                                      ---------------
Total                                                                      12,120,906
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                         10,834                 575,719
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems                                         110,531(b)            2,992,074
Motorola                                              121,988               1,956,688
Nokia ADR                                              38,847(c)            1,491,336
QUALCOMM                                               33,252               1,308,466
Telefonaktiebolaget LM Ericsson ADR                    73,966(c)            1,727,106
                                                                      ---------------
Total                                                                       9,475,670
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.3%)
Dell                                                   30,117(b)              738,168
Hewlett-Packard                                       117,994               5,956,337
IBM                                                    53,913               5,827,995
SanDisk                                                14,251(b)              472,706
                                                                      ---------------
Total                                                                      12,995,206
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                   7,329               1,067,982
KBR                                                    30,621(b)            1,188,095
                                                                      ---------------
Total                                                                       2,256,077
-------------------------------------------------------------------------------------


CONSUMER FINANCE (1.0%)
American Express                                       72,390               3,765,728
Capital One Financial                                 102,231               4,831,437
Discover Financial Services                            51,238                 772,669
                                                                      ---------------
Total                                                                       9,369,834
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (--%)
Temple-Inland                                          12,248                 255,371
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America                                       519,181              21,421,407
Citigroup                                             427,881              12,596,817
Guaranty Financial Group                                4,083(b)               65,323
JPMorgan Chase & Co                                   266,505              11,632,943
                                                                      ---------------
Total                                                                      45,716,490
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
AT&T                                                  451,696              18,772,487
Citizens Communications                                63,465                 807,909
Deutsche Telekom                                       79,095(c)            1,738,953
Verizon Communications                                315,979              13,805,123
Windstream                                             61,768                 804,219
                                                                      ---------------
Total                                                                      35,928,691
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.0%)
Entergy                                                42,612               5,092,986
Exelon                                                 72,203               5,894,654
FPL Group                                              17,549               1,189,471
Pinnacle West Capital                                  14,762                 626,056
PPL                                                    35,705               1,859,873
Southern                                              129,836               5,031,145
                                                                      ---------------
Total                                                                      19,694,185
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                       53,246               3,016,918
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                       27,975               1,038,712
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (0.8%)
Halliburton                                            41,181               1,561,172
Natl Oilwell Varco                                     23,359(b)            1,715,952
Pride Intl                                             27,271(b)              924,487
Transocean                                             14,533(b)            2,080,398
Weatherford Intl                                       25,626(b)            1,757,944
                                                                      ---------------
Total                                                                       8,039,953
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (0.7%)
CVS Caremark                                           64,333               2,557,237
Safeway                                                10,472                 358,247
Wal-Mart Stores                                        77,553               3,686,094
                                                                      ---------------
Total                                                                       6,601,578
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


FOOD PRODUCTS (0.9%)
Campbell Soup                                          39,306              $1,404,403
General Mills                                          26,945               1,535,865
Kellogg                                                60,531               3,173,641
Kraft Foods Cl A                                       78,265               2,553,787
                                                                      ---------------
Total                                                                       8,667,696
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
ONEOK                                                  41,789               1,870,894
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Boston Scientific                                     289,580(b)            3,367,815
Covidien                                               27,975               1,239,013
                                                                      ---------------
Total                                                                       4,606,828
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.9%)
Aetna                                                  47,503               2,742,348
Cardinal Health                                        25,582               1,477,361
CIGNA                                                  38,380               2,062,157
McKesson                                               15,061                 986,646
UnitedHealth Group                                     25,871               1,505,692
                                                                      ---------------
Total                                                                       8,774,204
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.7%)
Darden Restaurants                                     17,449                 483,512
Intl Game Technology                                   39,892               1,752,455
Marriott Intl Cl A                                     34,126               1,166,427
McDonald's                                             32,277               1,901,437
Pinnacle Entertainment                                 30,969(b)              729,630
Yum! Brands                                            21,032                 804,895
                                                                      ---------------
Total                                                                       6,838,356
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.7%)
Centex                                                 54,113               1,366,894
DR Horton                                             150,134               1,977,264
Harman Intl Inds                                       12,480                 919,901
Hovnanian Enterprises Cl A                            133,534(b,k)            957,439
KB HOME                                                39,951                 862,942
Lennar Cl A                                            29,502                 527,791
Standard-Pacific                                       51,593(k)              172,837
                                                                      ---------------
Total                                                                       6,785,068
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                      45,680               3,561,213
Procter & Gamble                                       60,664               4,453,951
                                                                      ---------------
Total                                                                       8,015,164
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.6%)
3M                                                     12,865               1,084,777
General Electric                                      343,865              12,747,075
Tyco Intl                                              37,150(c)            1,472,998
                                                                      ---------------
Total                                                                      15,304,850
-------------------------------------------------------------------------------------


INSURANCE (4.9%)
ACE                                                   102,846(c)            6,353,826
AFLAC                                                  78,191               4,897,102
Ambac Financial Group                                  39,097(k)            1,007,530
American Intl Group                                   229,058              13,354,080
Arch Capital Group                                     12,813(b,c)            901,395
Assured Guaranty                                       24,514(c)              650,602
Chubb                                                  42,034               2,294,216
Endurance Specialty Holdings                           21,447(c)              894,983
Hartford Financial Services Group                      78,597               6,852,872
MBIA                                                   49,981                 931,146
MetLife                                                34,408               2,120,221
Prudential Financial                                   80,540               7,493,442
XL Capital Cl A                                        16,252(c)              817,638
                                                                      ---------------
Total                                                                      48,569,053
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.1%)
Liberty Media -- Interactive Cl A                      48,444(b,o)            924,312
-------------------------------------------------------------------------------------


IT SERVICES (0.4%)
Affiliated Computer Services Cl A                      30,369(b)            1,369,642
Automatic Data Processing                              36,527               1,626,547
Electronic Data Systems                                38,061                 789,005
HCL Technologies                                       47,799(c)              394,670
                                                                      ---------------
Total                                                                       4,179,864
-------------------------------------------------------------------------------------


MACHINERY (1.4%)
Caterpillar                                            26,686               1,936,336
Deere & Co                                             51,008               4,749,865
Flowserve                                              22,440               2,158,728
Ingersoll-Rand Cl A                                    13,117(c)              609,547
ITT                                                    10,597                 699,826
Parker Hannifin                                        40,803               3,072,874
                                                                      ---------------
Total                                                                      13,227,176
-------------------------------------------------------------------------------------


MEDIA (3.0%)
Comcast Cl A                                          114,599(b)            2,092,578
Comcast Special Cl A                                   65,563(b)            1,188,002
EchoStar Communications Cl A                           16,430(b)              619,740
News Corp Cl A                                        289,196               5,925,625
Time Warner                                           363,311               5,998,264
Viacom Cl B                                            53,646(b)            2,356,132
Virgin Media                                          224,041               3,840,063
Vivendi                                                82,415(c)            3,777,322
Walt Disney                                           112,510               3,631,823
                                                                      ---------------
Total                                                                      29,429,549
-------------------------------------------------------------------------------------


METALS & MINING (0.2%)
Alcoa                                                  64,347               2,351,883
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.5%)
JC Penney                                              69,561               3,059,988
Target                                                 27,946               1,397,300
                                                                      ---------------
Total                                                                       4,457,288
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Dominion Resources                                     58,915               2,795,517
Xcel Energy                                            89,951               2,030,194
                                                                      ---------------
Total                                                                       4,825,711
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.9%)
Anadarko Petroleum                                     13,480                 885,501
BP ADR                                                 51,845(c)            3,793,499
Chesapeake Energy                                      20,424                 800,621
Chevron                                               197,251              18,409,435
ConocoPhillips                                        155,099              13,695,242
Devon Energy                                           33,341               2,964,348
Exxon Mobil                                           391,042              36,636,724
Marathon Oil                                           30,399               1,850,083
Royal Dutch Shell ADR                                  17,437(c)            1,468,195
Total                                                  74,670(c)            6,171,918
Valero Energy                                           4,953                 346,859
XTO Energy                                             14,646                 752,219
                                                                      ---------------
Total                                                                      87,774,644
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.6%)
AbitibiBowater                                         51,920(c,k)          1,070,071
Intl Paper                                             64,525               2,089,320
Weyerhaeuser                                           30,406               2,242,138
                                                                      ---------------
Total                                                                       5,401,529
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.4%)
Avon Products                                          83,126               3,285,970
Herbalife                                              16,570(c)              667,440
                                                                      ---------------
Total                                                                       3,953,410
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.9%)
Bristol-Myers Squibb                                  207,308               5,497,808
Eli Lilly & Co                                         12,821                 684,513
Johnson & Johnson                                      46,473               3,099,749
Merck & Co                                            106,664               6,198,245
Novartis ADR                                           24,974(c)            1,356,338
Pfizer                                                715,172              16,255,860
Schering-Plough                                        98,955               2,636,161
Wyeth                                                  69,572               3,074,387
                                                                      ---------------
Total                                                                      38,803,061
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Annaly Capital Management                              54,550                 991,719
Apartment Investment & Management Cl A                 27,042                 939,169
                                                                      ---------------
Total                                                                       1,930,888
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Forestar Real Estate Group                              4,083(b)               96,310
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Atmel                                                 365,816(b)            1,580,325
Cypress Semiconductor                                  40,522(b)            1,460,008
Intel                                                 149,156               3,976,498
LSI                                                   144,102(b)              765,182
Spansion Cl A                                         279,162(b)            1,097,107
Texas Instruments                                      12,571                 419,871
United Microelectronics ADR                            33,504(c)              115,924
                                                                      ---------------
Total                                                                       9,414,915
-------------------------------------------------------------------------------------


SOFTWARE (0.8%)
ACI Worldwide                                          11,443(b)              217,875
BEA Systems                                            61,902(b,g)            976,814
Microsoft                                             139,396               4,962,497
Oracle                                                 65,637(b)            1,482,083
Quest Software                                         23,477(b)              432,916
                                                                      ---------------
Total                                                                       8,072,185
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.7%)
Circuit City Stores                                    42,945                 180,369
Gap                                                    39,181                 833,772
Home Depot                                             47,901               1,290,453
Limited Brands                                         27,160                 514,139
Lowe's Companies                                      113,503               2,567,438
Penske Automotive Group                                16,788                 293,118
TJX Companies                                          43,728               1,256,305
                                                                      ---------------
Total                                                                       6,935,594
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (1.3%)
Countrywide Financial                                 480,571               4,296,305
Fannie Mae                                             93,131               3,723,377
Freddie Mac                                           128,250               4,369,478
                                                                      ---------------
Total                                                                      12,389,160
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TOBACCO (0.9%)
Altria Group                                          122,314              $9,244,492
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                         260,168               3,416,006
Vodafone Group ADR                                     88,039(c)            3,285,615
                                                                      ---------------
Total                                                                       6,701,621
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $533,372,300)                                                     $606,600,026
-------------------------------------------------------------------------------------





BONDS (36.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (--%)
Pemex Project Funding Master Trust
 03-01-18                               5.75%           $140,000(c,d)        $139,650
 06-15-35                               6.63             205,000(c)           216,077
                                                                      ---------------
Total                                                                         355,727
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (--%)
Russian Federation
 03-31-30                               7.50             117,810(c,d)         134,009
-------------------------------------------------------------------------------------


SOVEREIGN (0.2%)(C)
Republic of Argentina
 09-12-13                               7.00             251,000              220,253
Republic of Colombia
 01-27-17                               7.38             100,000              108,250
 09-18-37                               7.38             100,000              111,250
Republic of Indonesia
 10-12-35                               8.50             100,000(d)           116,875
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       1,848,000,000              191,404
Republic of Philippines
 01-14-31                               7.75             200,000              230,750
Republic of Turkey
 09-26-16                               7.00             100,000              105,750
 04-03-18                               6.75             205,000              210,381
 03-17-36                               6.88             100,000               98,250
Republic of Uruguay
 05-17-17                               9.25             100,000              120,500
Republic of Venezuela
 10-08-14                               8.50              87,000               83,955
 02-26-16                               5.75              86,000               69,230
                                                                      ---------------
Total                                                                       1,666,848
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (3.4%)
Federal Farm Credit Bank
 10-17-12                               4.50           1,700,000            1,739,947
Federal Home Loan Bank
 10-10-12                               4.63           2,925,000            3,007,778
Federal Home Loan Mtge Corp
 04-16-37                               6.00           5,730,000            5,898,101
Federal Natl Mtge Assn
 05-18-12                               4.88           4,480,000            4,649,165
 01-15-30                               7.13           1,015,000            1,315,714
 11-15-30                               6.63           1,430,000            1,764,651
 07-15-37                               5.63           1,895,000            2,108,396
U.S. Treasury
 11-15-17                               4.25             190,000              193,310
 02-15-26                               6.00           4,288,000            5,074,582
 02-15-37                               4.75             530,000              554,678
BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           7,083,773(q)         7,317,218
                                                                      ---------------
Total                                                                      33,623,540
-------------------------------------------------------------------------------------


ASSET-BACKED (1.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49             775,000(j)           777,906
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               4.35           1,300,000(d,i)       1,291,466
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15             575,000(d)           575,890
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75             300,000              306,393
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                               5.62           2,150,000(p)           117,242
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92             700,000              675,477
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69             650,000              606,061
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               5.13             273,922(i)           258,781
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               5.03           1,200,000(i)         1,108,687
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78           1,350,000(d,j)       1,301,123
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85             333,333(d,j)         332,570
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               5.89           1,350,000(p)           257,450
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           1,900,000(p)           467,381
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               5.90             800,000(p)           220,160
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57             600,000              602,220
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31             190,000               56,423
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66             125,000               27,859
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01             180,000               35,520
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                               5.01           1,280,000(i)         1,252,200
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45             575,000(d)           578,738
                                                                      ---------------
Total                                                                      10,849,547
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (5.7%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               5.02             650,000              648,629
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           1,625,000            1,615,151
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57             900,000              894,886
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47             825,000              831,666
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           1,650,000            1,697,652
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15             268,584(d)           266,014
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43             350,000              349,825
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.89           1,450,000            1,482,253
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.40             375,000              376,045
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03           1,149,044            1,173,605
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               4.85             300,000(d,i)         296,222
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
 12-10-49                               6.01           1,550,000            1,606,285
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
 06-15-22                               4.18           1,350,000(d,i)       1,327,058
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
 03-15-39                               5.66           1,500,000            1,540,874
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.91             750,000              771,225
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18           1,050,000            1,087,139

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60%           $475,000             $464,656
Federal Natl Mtge Assn #385683
 02-01-13                               4.83             849,369              857,109
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25             350,000(d)           352,252
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88             400,000              401,933
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44           2,700,000            2,715,940
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96             775,000              780,367
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               5.39             950,000(d,i)         869,679
GS Mtge Securities II
 Series 2007-GG10 Cl A4
 08-10-45                               5.99             725,000              746,531
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99             575,000              478,170
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13             484,407              478,300
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97             466,325              461,562
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77             950,000              935,477
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18             550,000              545,825
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48           1,191,562            1,183,652
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34           1,600,000            1,579,810
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48             650,000              657,316
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49           1,000,000            1,010,230
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79             650,000              668,319
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90           1,375,000            1,389,853
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20             525,000(d)           463,346
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
 01-15-49                               5.42           2,000,000            1,993,101
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
 09-15-26                               4.56           1,000,000              998,730
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97             650,000              628,342
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93           1,100,000            1,084,270
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               6.06             600,000              620,597
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37             600,000              598,359
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42             700,000              699,006
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87             825,000              846,250
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34             575,000              571,478
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59             700,000              688,464
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97             475,000              489,482
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               6.08             700,000              730,429
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.10           1,100,000            1,137,531
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08           2,125,000(d)         2,113,161
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94           1,075,000            1,041,095
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09             600,000              596,280
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           3,175,000            3,208,648
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58             350,000              350,897
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
 07-15-45                               5.77           1,550,000            1,585,323
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73             700,000              705,437
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31           1,100,000            1,095,041
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34             600,000              592,837
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
 04-15-47                               5.51             300,000              300,717
                                                                      ---------------
Total                                                                      55,680,331
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (16.8%)(F,M)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.69             939,490(h)           932,548
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.93           1,076,041(h)         1,084,155
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.19             959,938(h)           966,360
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00             745,217              732,578
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                               4.75             486,567              479,421
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           2,234,941            2,170,047
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              72,696(d)            50,887
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.88             770,107(h)           776,553
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.25             639,190(h)           641,989
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10             875,000(d,h)         843,503
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               6.00           1,660,138(h)         1,647,011
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50           1,146,124            1,173,704
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73             768,361(p)           124,959
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75             462,287              455,498

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50%           $733,029             $714,347
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50             741,964              723,093
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50           1,192,219            1,188,159
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50             680,332              696,687
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50             436,241              434,587
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00           1,195,638            1,189,890
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00           1,134,120            1,080,818
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00           1,251,250            1,238,900
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           1,649,581            1,638,067
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00             846,708(d)           916,592
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.36             653,661(h)           645,059
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                               6.50           2,416,016            2,428,002
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00           1,291,283(h)         1,267,366
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                              13.12           5,068,405(p)            38,013
Federal Home Loan Mtge Corp
 01-01-38                               6.00           3,000,000(e)         3,044,070
 01-01-38                               6.50           3,500,000(e)         3,597,342
Federal Home Loan Mtge Corp #1J1484
 02-01-37                               5.60           2,556,412(h)         2,592,467
Federal Home Loan Mtge Corp #300779
 07-01-08                               6.75               1,690                1,705
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00           1,089,630            1,110,845
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00             745,944              764,031
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00             724,995              764,324
Federal Home Loan Mtge Corp #C79925
 06-01-33                               5.50           1,739,387            1,738,889
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50             378,707              384,048
Federal Home Loan Mtge Corp #E93097
 12-01-17                               5.50           1,112,703            1,128,390
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00             583,869              585,393
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00           1,232,402            1,235,633
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00           1,160,550            1,215,798
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00           3,037,064            3,103,024
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           4,111,675            4,014,364
Federal Home Loan Mtge Corp #G11302
 07-01-17                               7.00           1,165,199            1,214,305
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               8.64             590,946(p)           144,413
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                              21.35             114,866(p)             2,026
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                              31.80             431,373(p)             6,838
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                              14.50             856,599(p,v)          51,526
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ Trust Series Z
 11-15-23                               6.50              51,086(n)            53,072
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50           1,095,985            1,104,888
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50             453,496              473,149
Federal Natl Mtge Assn
 01-01-38                               5.50          10,000,000(e)         9,987,500
 01-01-38                               6.00          10,500,000(e)        10,664,009
 01-01-38                               6.50           3,000,000(e)         3,083,436
 01-01-38                               7.00           2,500,000(e)         2,600,000
Federal Natl Mtge Assn #190988
 06-01-24                               9.00             188,250              201,875
Federal Natl Mtge Assn #250322
 08-01-25                               7.50             340,945              364,884
Federal Natl Mtge Assn #254236
 03-01-17                               6.50             624,353              645,872
Federal Natl Mtge Assn #254383
 06-01-32                               7.50             253,782              270,149
Federal Natl Mtge Assn #254916
 09-01-23                               5.50           1,155,815            1,163,070
Federal Natl Mtge Assn #545008
 06-01-31                               7.00             941,334              995,728
Federal Natl Mtge Assn #545869
 07-01-32                               6.50             196,451              203,362
Federal Natl Mtge Assn #555375
 04-01-33                               6.00           1,997,824            2,041,273
Federal Natl Mtge Assn #555376
 04-01-18                               4.50           1,303,415            1,282,461
Federal Natl Mtge Assn #555458
 05-01-33                               5.50           1,056,674            1,057,667
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           1,959,725            1,996,546
Federal Natl Mtge Assn #555734
 07-01-23                               5.00             878,877              867,393
Federal Natl Mtge Assn #653730
 09-01-32                               6.50             677,453              701,895
Federal Natl Mtge Assn #654686
 11-01-32                               6.00           1,240,035            1,267,201
Federal Natl Mtge Assn #662061
 09-01-32                               6.50             478,446              494,622
Federal Natl Mtge Assn #667604
 10-01-32                               5.50           2,009,136            2,012,713
Federal Natl Mtge Assn #670387
 08-01-32                               7.00             127,438              134,401
Federal Natl Mtge Assn #674764
 01-01-33                               6.00           1,683,203            1,717,714
Federal Natl Mtge Assn #678028
 09-01-17                               6.00           1,958,395            2,007,592
Federal Natl Mtge Assn #678946
 02-01-18                               5.50             750,159              761,902
Federal Natl Mtge Assn #688002
 03-01-33                               5.50             982,107              984,777
Federal Natl Mtge Assn #688691
 03-01-33                               5.50             421,361              421,673
Federal Natl Mtge Assn #689093
 07-01-28                               5.50             599,338              601,871
Federal Natl Mtge Assn #705096
 06-01-18                               5.00           1,680,898            1,685,270
Federal Natl Mtge Assn #712057
 07-01-18                               4.50             377,084              371,021
Federal Natl Mtge Assn #720070
 07-01-23                               5.50           1,509,387            1,518,861
Federal Natl Mtge Assn #720378
 06-01-18                               4.50             646,077              635,690
Federal Natl Mtge Assn #725773
 09-01-34                               5.50           3,703,789            3,703,994
Federal Natl Mtge Assn #731019
 07-01-33                               5.50             898,740              901,186
Federal Natl Mtge Assn #732094
 08-01-18                               5.50             761,728              773,515
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           3,049,331            2,978,633

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #745079
 12-01-20                               5.00%           $950,583             $951,515
Federal Natl Mtge Assn #745563
 08-01-34                               5.50           2,559,633            2,561,531
Federal Natl Mtge Assn #747339
 10-01-23                               5.50           1,220,184            1,232,981
Federal Natl Mtge Assn #747584
 11-01-28                               5.50           1,134,076            1,138,870
Federal Natl Mtge Assn #753085
 12-01-33                               6.50             807,400              834,345
Federal Natl Mtge Assn #759342
 01-01-34                               6.50           1,181,003            1,224,820
Federal Natl Mtge Assn #768117
 08-01-34                               5.43             456,340(h)           464,333
Federal Natl Mtge Assn #776962
 04-01-29                               5.00           1,642,830            1,613,630
Federal Natl Mtge Assn #785506
 06-01-34                               5.00           2,870,141            2,803,598
Federal Natl Mtge Assn #804442
 12-01-34                               6.50             673,041              693,695
Federal Natl Mtge Assn #837258
 09-01-35                               4.93             464,279(h)           466,897
Federal Natl Mtge Assn #851246
 04-01-36                               6.50           1,544,448            1,590,042
Federal Natl Mtge Assn #881629
 02-01-36                               5.50           2,348,614            2,334,476
Federal Natl Mtge Assn #886054
 07-01-36                               7.00           1,155,334            1,205,435
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
 12-25-12                              21.22               4,603(p)                 1
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                              12.91           1,909,717(p)           408,392
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              10.85             467,623(p)            80,718
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                               6.11             367,092(p)            51,864
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                               8.59           2,158,859(p)           530,944
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                               5.66           2,510,683(p)           617,471
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
 10-25-35                               9.47           3,232,916(p,v)         313,334
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00             397,581              421,852
Govt Natl Mtge Assn #604708
 10-15-33                               5.50           1,001,277            1,009,100
Govt Natl Mtge Assn #616257
 02-15-34                               5.00           1,165,563            1,148,903
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              15.24             732,473(p)           122,948
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              41.84             110,659(p)             7,888
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               4.27             695,318(h)           668,261
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               4.50          11,531,697(p)            55,857
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
 02-27-46                               7.00              38,848(d)            38,775
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
 10-28-46                               6.25              65,420(d)            64,767
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           3,611,886            3,702,451
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00             734,958              730,826
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00             969,623              973,250
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00           1,688,871            1,687,943
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00             824,819              806,574
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
 04-25-46                               6.05              19,457(d)            19,457
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00             867,547              870,144
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.93           1,448,752(h)         1,424,047
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50           1,630,009            1,554,254
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                               7.10           4,294,919(p)            26,843
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                               4.50           1,143,336            1,100,976
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29             703,454(h)           692,772
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.94             710,680(h)           709,855
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           1,790,597            1,721,158
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50           1,488,226            1,477,530
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                               6.02             677,383(h)           678,308
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11           1,493,045(h)         1,466,009
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00           1,955,093            1,965,416
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00             987,578              967,016
                                                                      ---------------
Total                                                                     162,941,161
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (0.1%)
DRS Technologies
 11-01-13                               6.88             200,000              199,000
L-3 Communications
 01-15-15                               5.88             215,000              207,475
L-3 Communications
 Series B
 10-15-15                               6.38             240,000              236,400
                                                                      ---------------
Total                                                                         642,875
-------------------------------------------------------------------------------------



See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


BANKING (0.9%)
Bank of America
 Sub Nts
 03-15-17                               5.30%           $265,000             $257,680
Citigroup
 Sr Unsecured
 02-14-11                               5.13             435,000              437,431
JPMorgan Chase & Co
 Sr Nts
 01-15-18                               6.00             230,000              235,256
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00           1,615,000            1,642,489
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           2,095,000            1,902,113
Popular North America
 Sr Nts
 10-01-08                               3.88           4,040,000            4,001,312
Regions Bank
 Sub Nts
 06-26-37                               6.45             415,000              391,328
                                                                      ---------------
Total                                                                       8,867,609
-------------------------------------------------------------------------------------


BROKERAGE (0.4%)
Goldman Sachs Group
 Sr Nts
 09-01-17                               6.25             150,000              156,045
Lehman Brothers Holdings
 Sr Unsecured
 09-26-14                               6.20           2,100,000            2,138,783
Merrill Lynch & Co
 Sr Unsecured
 08-28-17                               6.40             285,000              289,548
Morgan Stanley
 Sr Unsecured
 12-28-17                               5.95           1,410,000            1,408,995
                                                                      ---------------
Total                                                                       3,993,371
-------------------------------------------------------------------------------------


CHEMICALS (0.1%)
NALCO
 Sr Unsecured
 11-15-11                               7.75             690,000              698,625
NewMarket
 12-15-16                               7.13             240,000              237,600
                                                                      ---------------
Total                                                                         936,225
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (--%)
Clorox
 Sr Unsecured
 10-15-12                               5.45             340,000              342,839
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
General Electric
 Sr Unsecured
 12-06-17                               5.25             700,000              698,544
Tyco Electronics Group
 10-01-12                               6.00             180,000(c,d)         184,455
                                                                      ---------------
Total                                                                         882,999
-------------------------------------------------------------------------------------


ELECTRIC (1.3%)
Consumers Energy
 1st Mtge Series F
 05-15-10                               4.00             187,000              182,757
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80           1,680,000            1,676,023
Duke Energy Carolinas LLC
 Sr Unsub Series D
 03-01-10                               7.38           1,095,000            1,162,957
Entergy Gulf States
 1st Mtge
 06-01-08                               3.60             785,000              779,042
Exelon Generation LLC
 Sr Unsecured
 01-15-14                               5.35             150,000              145,979
 10-01-17                               6.20              90,000               89,445
Exelon
 Sr Unsecured
 06-15-10                               4.45           1,710,000            1,695,206
FirstEnergy
 Series B
 11-15-11                               6.45             115,000              118,647
Florida Power
 1st Mtge
 03-01-13                               4.80             305,000              300,379
Indiana Michigan Power
 Sr Nts
 03-15-37                               6.05             980,000              921,064
IPALCO Enterprises
 Secured
 11-14-08                               8.38             500,000              508,750
 11-14-11                               8.63             135,000              141,075
Majapahit Holding
 10-17-16                               7.75             100,000(c,d)         100,250
Metropolitan Edison
 Secured
 03-15-10                               4.45             260,000              259,834
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              23,374               24,952
Nevada Power
 Series M
 03-15-16                               5.95             285,000              282,533
NiSource Finance
 Sr Nts
 03-01-13                               6.15             425,000              438,121
Northern States Power
 Sr Nts
 08-01-09                               6.88             965,000              995,497
NRG Energy
 02-01-14                               7.25             125,000              121,875
 01-15-17                               7.38             120,000              117,000
Pacificorp
 1st Mtge
 10-15-37                               6.25             295,000              310,847
Portland General Electric
 03-15-10                               7.88             420,000              449,261
Potomac Electric Power
 Secured
 06-01-35                               5.40             425,000              369,789
Public Service Company of Colorado
 Sr Nts Series A
 07-15-09                               6.88             280,000              288,199
Sierra Pacific Power
 Series M
 05-15-16                               6.00             955,000              946,639
Virginia Electric & Power
 Sr Unsecured
 11-30-12                               5.10             390,000              391,676
Xcel Energy
 Sr Nts
 07-01-08                               3.40             200,000              198,320
                                                                      ---------------
Total                                                                      13,016,117
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.9%)
Anheuser-Busch Companies
 Sr Unsub
 01-15-18                               5.50             345,000              352,203
Cadbury Schweppes US Finance
 10-01-08                               3.88           3,980,000(d)         3,955,888
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75             430,000              452,148
Constellation Brands
 12-15-14                               8.38              90,000               91,125
Cott Beverages USA
 12-15-11                               8.00             375,000              348,750
Diageo Capital
 01-30-13                               5.20             300,000(c)           301,370
HJ Heinz
 12-01-08                               6.43             800,000(d)           814,440
Kellogg
 Sr Unsub
 12-03-12                               5.13             415,000              419,221
Molson Coors Capital Finance
 09-22-10                               4.85           1,605,000(c)         1,613,482
                                                                      ---------------
Total                                                                       8,348,627
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00             105,000              106,575
-------------------------------------------------------------------------------------


GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
 10-15-09                               4.00             575,000              566,580
-------------------------------------------------------------------------------------


GAS PIPELINES (0.4%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75             520,000              557,641
Colorado Interstate Gas
 Sr Nts
 11-15-15                               6.80           1,405,000            1,462,549
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75             250,000              262,264
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80             185,000(d)           179,625
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95             225,000              220,219
Southern Natural Gas
 04-01-17                               5.90             765,000(d)           752,429
Southern Star Central
 Sr Nts
 03-01-16                               6.75             210,000              201,075

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Transcontinental Gas Pipe Line
 Series B
 08-15-11                               7.00%           $385,000             $403,769
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40             136,000              139,570
                                                                      ---------------
Total                                                                       4,179,141
-------------------------------------------------------------------------------------


HEALTH CARE (0.1%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65             415,000(d)           428,963
Omnicare
 12-15-13                               6.75             365,000              343,100
 12-15-15                               6.88              50,000               46,500
                                                                      ---------------
Total                                                                         818,563
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.2%)
Aetna
 Sr Unsecured
 12-15-37                               6.75             530,000              532,984
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30             240,000              245,628
UnitedHealth Group
 11-15-37                               6.63             845,000(d)           851,498
WellPoint
 Sr Unsub
 01-15-36                               5.85             220,000              202,716
                                                                      ---------------
Total                                                                       1,832,826
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-16                               5.95           1,160,000            1,181,147
Chesapeake Energy
 01-15-16                               6.63             355,000              347,013
Denbury Resources
 04-01-13                               7.50              35,000               35,350
Denbury Resources
 Sr Sub Nts
 12-15-15                               7.50              25,000               25,219
EnCana
 11-01-11                               6.30             855,000(c)           893,219
 02-01-38                               6.50             325,000(c)           335,631
EnCana
 Sr Nts
 10-15-13                               4.75             120,000(c)           115,777
Range Resources
 03-15-15                               6.38              70,000               68,250
 05-15-16                               7.50              20,000               20,400
TNK-BP Finance
 03-13-18                               7.88             100,000(c,d)         100,605
XTO Energy
 01-31-15                               5.00             200,000              192,537
XTO Energy
 Sr Unsecured
 02-01-14                               4.90           1,255,000            1,233,213
 06-30-15                               5.30             140,000              139,368
                                                                      ---------------
Total                                                                       4,687,729
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (--%)
ConocoPhillips
 03-15-28                               7.13             200,000              205,940
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.3%)
Lincoln Natl
 Sr Unsecured
 10-09-37                               6.30             340,000              326,087
Pricoa Global Funding 1 Secured
 10-18-12                               5.40             635,000(d)           645,706
Principal Life Income Funding
 Secured
 12-14-12                               5.30             515,000              516,210
Prudential Financial
 12-01-37                               6.63             980,000              977,364
                                                                      ---------------
Total                                                                       2,465,367
-------------------------------------------------------------------------------------


MEDIA CABLE (0.4%)
Comcast
 03-15-11                               5.50             655,000              662,107
 03-15-37                               6.45           1,480,000            1,506,908
Comcast MO of Delaware LLC
 09-01-08                               9.00           1,100,000            1,120,728
CSC Holdings
 Sr Nts Series B
 07-15-09                               8.13             249,000              253,046
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75              40,000(c,d)          38,500
Videotron Ltee
 01-15-14                               6.88             185,000(c)           181,069
                                                                      ---------------
Total                                                                       3,762,358
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.9%)
British Sky Broadcasting Group
 02-23-09                               6.88           1,515,000(c)         1,544,443
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
 08-15-10                               8.50              70,000               70,963
EchoStar DBS
 10-01-13                               7.00              30,000               30,300
 10-01-14                               6.63              61,000               60,695
 02-01-16                               7.13             125,000              127,500
News America
 12-15-35                               6.40           1,680,000            1,699,565
 11-15-37                               6.65             275,000(d)           286,132
Rainbow Natl Services LLC
 Sr Nts
 09-01-12                               8.75             320,000(d)           329,200
Reed Elsevier Capital
 08-01-11                               6.75             840,000              882,000
RH Donnelley
 Sr Nts
 10-15-17                               8.88             135,000(d)           125,550
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           1,965,000            1,937,558
Thomson
 02-01-08                               5.75             860,000(c)           860,981
Thomson
 Sr Unsecured
 10-01-14                               5.70           1,115,000(c)         1,119,590
                                                                      ---------------
Total                                                                       9,074,477
-------------------------------------------------------------------------------------


METALS (--%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                               8.25             230,000              243,800
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital for Gazprom
 Sr Nts
 11-22-16                               6.21             100,000(c,d)          96,500
-------------------------------------------------------------------------------------


OTHER INDUSTRY (--%)
Baldor Electric
 02-15-17                               8.63             160,000              164,800
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Crown Americas LLC/Capital
 11-15-13                               7.63              90,000               92,025
 11-15-15                               7.75             225,000              231,750
Owens-Brockway Glass Container
 05-15-13                               8.25             430,000              446,125
                                                                      ---------------
Total                                                                         769,900
-------------------------------------------------------------------------------------


PAPER (--%)
Cascades
 Sr Nts
 02-15-13                               7.25             115,000(c)           107,813
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00             265,000              256,056
                                                                      ---------------
Total                                                                         363,869
-------------------------------------------------------------------------------------


PROPERTY & CASUALTY (--%)
Travelers Companies
 Sr Unsecured
 06-15-37                               6.25             385,000              375,614
-------------------------------------------------------------------------------------


RAILROADS (0.2%)
Burlington Northern Santa Fe
 05-01-37                               6.15             180,000(g)           174,985
Canadian Pacific Railway
 05-15-37                               5.95             235,000(c)           211,861
CSX
 03-15-12                               6.30             480,000              491,464
CSX
 Sr Nts
 03-15-13                               5.75             905,000              916,215
                                                                      ---------------
Total                                                                       1,794,525
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                               5.70             595,000              551,182
ERP Operating LP
 06-15-17                               5.75             460,000              439,466
                                                                      ---------------
Total                                                                         990,648
-------------------------------------------------------------------------------------


RETAILERS (0.4%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20             230,000              228,800
 12-16-36                               5.88             820,000              691,999
Kohl's
 Sr Unsecured
 12-15-17                               6.25           1,220,000            1,225,784

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RETAILERS (CONT.)
Macys Retail Holdings
 07-15-09                               4.80%         $2,050,000           $2,038,368
                                                                      ---------------
Total                                                                       4,184,951
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                               8.00              25,000               25,000
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.2%)
Erac USA Finance
 10-15-17                               6.38           1,955,000(d)         1,891,150
Hertz
 01-01-14                               8.88             240,000              243,300
                                                                      ---------------
Total                                                                       2,134,450
-------------------------------------------------------------------------------------


WIRELINES (1.8%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           2,030,000            2,113,120
 01-15-38                               6.30           1,255,000            1,281,230
Telecom Italia Capital
 11-15-13                               5.25           2,215,000(c)         2,189,151
Telefonica Europe
 09-15-10                               7.75           2,195,000(c)         2,349,425
TELUS
 06-01-11                               8.00           4,935,000(c)         5,346,920
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           2,920,000            3,098,140
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65             595,000              613,284
Windstream
 08-01-16                               8.63             450,000              472,500
 03-15-19                               7.00              50,000               47,625
                                                                      ---------------
Total                                                                      17,511,395
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $356,573,902)                                                     $358,636,833
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.2%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%         $1,905,000           $1,654,188
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $1,904,810)                                                         $1,654,188
-------------------------------------------------------------------------------------



SENIOR LOANS (1.0%)(r)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (--%)
Celanese
 Term Loan
 04-02-14                          5.23-6.98%           $418,104(c)          $403,646
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.1%)
Jarden
 Tranche B3 Term Loan
 01-24-12                               7.33             763,088              742,103
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.1%)
Aramark
 Letter of Credit
 01-26-14                               5.20              30,906               29,322
Aramark
 Term Loan
 01-26-14                               7.20             432,424              410,894
Pinnacle Foods Holding
 Term Loan
 04-02-14                          7.59-7.95             373,125              349,991
                                                                      ---------------
Total                                                                         790,207
-------------------------------------------------------------------------------------


HEALTH CARE (0.4%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD              59,087(e,s,u)        56,828
Community Health Systems
 Term Loan
 07-25-14                               7.33             881,141              847,455
HCA
 Tranche B Term Loan
 11-17-13                               7.08           1,602,825            1,539,962
Vanguard Health Systems
 Term Loan
 09-23-11                               7.10             379,050              364,836
                                                                      ---------------
Total                                                                       2,809,081
-------------------------------------------------------------------------------------


LIFE INSURANCE (--%)
Asurion
 1st Lien Term Loan
 07-03-14                               7.88             319,000              307,038
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 09-06-14                               6.99             885,000              825,519
Univision Communications
 Delayed Draw Term Loan
 TBD                                     TBD               6,711(e,s,u)         6,107
Univision Communications
 Term Loan
 09-29-14                          7.10-7.21             193,289              175,893
                                                                      ---------------
Total                                                                       1,007,519
-------------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (0.1%)
Idearc
 Tranche B Term Loan
 11-17-14                          6.83-7.20             723,178              687,294
Nielsen Finance
 Term Loan
 08-09-13                          7.15-7.49             782,647(c)           743,030
                                                                      ---------------
Total                                                                       1,430,324
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Dresser
 Tranche B 1st Lien Term Loan
 05-04-14                          7.35-7.45             291,688              280,458
-------------------------------------------------------------------------------------


PAPER (0.1%)
Domtar
 Term Loan
 03-07-14                               6.40             197,531(c)           189,197
Georgia Pacific
 Tranche B Term Loan
 12-20-12                          6.83-6.95             398,985              379,758
 12-20-12                          6.83-6.95              99,290(e)            94,505
                                                                      ---------------
Total                                                                         663,460
-------------------------------------------------------------------------------------


RETAILERS (--%)
Neiman Marcus Group
 Term Loan
 04-06-13                          6.90-7.00             238,971              229,436
-------------------------------------------------------------------------------------


TECHNOLOGY (0.1%)
Flextronics Intl
 Tranche A1A Delayed Draw Term Loan
 10-01-14                               7.46              84,134(u)            82,031
Flextronics Intl
 Term Loan
 10-01-14                               7.39             292,787              285,467
West Corp
 Tranche B2 Term Loan
 10-24-13                          7.22-7.47             396,007              376,456
                                                                      ---------------
Total                                                                         743,954
-------------------------------------------------------------------------------------


WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
 03-13-14                               7.49             485,000              466,206
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $10,269,586)                                                        $9,873,432
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.6%)(l)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                     34,980,040(w)        $34,980,040
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $34,980,040)                                                       $34,980,040
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $937,100,638)(x)                                                $1,011,744,519
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2007, the value of foreign securities represented 6.3% of net assets.


--------------------------------------------------------------------------------
9  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $25,515,925 or 2.6% of net assets.

(e) At Dec. 31, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $33,154,936.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, March 2008, 20-year                                          $4,800,000
U.S. Treasury Note, March 2008, 2-year                                        3,400,000
SALE CONTRACTS
U.S. Treasury Note, March 2008, 5-year                                       39,500,000
U.S. Treasury Note, March 2008, 10-year                                       1,200,000


(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2007.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(k)  At Dec. 31, 2007, security was partially or fully on loan.

(l) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. The Fund's cash equivalent position is 3.3% of net assets.

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2007:

                                                     PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                               AMOUNT        DATE       RECEIVABLE      VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
 01-01-23 5.50%                                       $750,000     01-17-08      $754,805     $759,609


(n) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(o) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(p) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2007.

(q) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(s) At Dec. 31, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                      $59,087
Univision Communications                                                        6,711

--------------------------------------------------------------------------------------
Total                                                                         $65,798
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
10  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(t) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
---------------------------------------------------------------------------
Apollo Mgmt LP*                      08-02-07 thru 12-05-07      $1,739,310
Oaktree Capital Group LLC Cl A
  Unit*                              05-21-07 thru 07-19-07       1,362,440


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(u) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(v) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2007. At Dec. 31, 2007, the value of inverse floaters represented 0.04% of net assets.

(w) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(x) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $937,101,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $125,695,000
Unrealized depreciation                                                     (51,051,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $74,644,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

                            PORTFOLIO OF INVESTMENTS

                                      FOR

                   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND

                                AT DEC. 31, 2007

INVESTMENTS IN SECURITIES

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


COMMON STOCKS (98.8%)
ISSUER                                            SHARES                    VALUE(a)

AEROSPACE & DEFENSE (1.2%)
Goodrich                                             572,683             $40,437,147
Honeywell Intl                                       907,827              55,894,908
                                                                     ---------------
Total                                                                     96,332,055
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
United Parcel Service Cl B                           476,785              33,718,235
------------------------------------------------------------------------------------

AIRLINES (1.1%)
AMR                                                1,086,674(b)           15,246,036
Continental Airlines Cl B                            378,940(b)            8,431,415
Delta Air Lines                                      846,962(b)           12,611,264
Northwest Airlines                                 1,151,125(b)           16,702,824
UAL                                                  359,491(b)           12,819,449
US Airways Group                                   1,121,227(b)           16,493,249
                                                                     ---------------
Total                                                                     82,304,237
------------------------------------------------------------------------------------

AUTOMOBILES (1.5%)
Ford Motor                                        11,310,061(b)           76,116,710
General Motors                                     1,751,958              43,606,235
                                                                     ---------------
Total                                                                    119,722,945
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Genentech                                            257,067(b)           17,241,484
------------------------------------------------------------------------------------

CHEMICALS (3.0%)
Air Products & Chemicals                             299,583              29,547,871
Dow Chemical                                       2,297,702              90,575,413
EI du Pont de Nemours & Co                         2,488,153             109,702,666
                                                                     ---------------
Total                                                                    229,825,950
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
US Bancorp                                           726,815              23,069,108
Wachovia                                             688,031              26,165,820
Wells Fargo & Co                                     539,313              16,281,859
                                                                     ---------------
Total                                                                     65,516,787
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                     858,588              28,050,070
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                  728,906(c)           17,019,955
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)


COMPUTERS & PERIPHERALS (2.7%)
Hewlett-Packard                                    2,057,823            $103,878,905
IBM                                                  981,858             106,138,850
                                                                     ---------------
Total                                                                    210,017,755
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
Fluor                                                332,535              48,457,000
Insituform Technologies Cl A                         299,107(b)            4,426,784
                                                                     ---------------
Total                                                                     52,883,784
------------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
Discover Financial Services                          137,554               2,074,314
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America                                    4,219,590             174,100,283
Citigroup                                          4,643,658             136,709,292
JPMorgan Chase & Co                                1,202,372              52,483,538
                                                                     ---------------
Total                                                                    363,293,113
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.6%)
AT&T                                               7,602,075             315,942,238
BT Group                                           9,281,040(c)           50,028,288
Deutsche Telekom ADR                               5,779,764(c)          125,247,486
Telefonos de Mexico ADR Series L                   2,207,447(c)           81,322,347
Verizon Communications                             2,211,018              96,599,376
                                                                     ---------------
Total                                                                    669,139,735
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.4%)
Duke Energy                                          991,501(d)           19,998,575
Edison Intl                                          402,012              21,455,380
Exelon                                               634,792              51,824,419
FirstEnergy                                          665,577              48,147,840
FPL Group                                          1,089,450              73,842,921
Southern                                           1,323,826              51,298,258
                                                                     ---------------
Total                                                                    266,567,393
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.1%)
ABB ADR                                            2,595,024(c)           74,736,692
Hubbell Cl B                                         237,864              12,273,782
                                                                     ---------------
Total                                                                     87,010,474
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)


ENERGY EQUIPMENT & SERVICES (5.6%)
Baker Hughes                                       1,177,093             $95,462,242
BJ Services                                          767,791              18,626,610
Halliburton                                        3,281,764             124,411,674
Schlumberger                                         992,004              97,583,433
Tenaris ADR                                          390,648(c)           17,473,685
Transocean                                           578,088(b)           82,753,297
                                                                     ---------------
Total                                                                    436,310,941
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                      885,733              42,098,889
------------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Kraft Foods Cl A                                   1,236,572              40,349,344
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
CIGNA                                                614,902              33,038,684
Health Net                                           473,833(b)           22,886,134
Humana                                               493,092(b)           37,134,759
                                                                     ---------------
Total                                                                     93,059,577
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Royal Caribbean Cruises                              858,891(d)           36,451,334
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
Whirlpool                                            354,446              28,933,427
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (5.5%)
3M                                                   882,071              74,376,227
General Electric                                   7,281,284             269,917,198
McDermott Intl                                     1,465,571(b)           86,512,656
                                                                     ---------------
Total                                                                    430,806,081
------------------------------------------------------------------------------------

INSURANCE (14.4%)
ACE                                                2,402,093(c)          148,401,306
Allstate                                           1,244,380              64,993,967
American Intl Group                                1,051,137              61,281,287
Aon                                                1,347,554              64,264,850
Axis Capital Holdings                              1,103,491(c)           43,003,044
Endurance Specialty Holdings                       1,207,219(c)           50,377,249
Everest Re Group                                     176,083(c)           17,678,733
Lincoln Natl                                         793,815              46,215,909
Loews                                              2,497,259(d)          125,712,018
Marsh & McLennan Companies                         3,584,401              94,879,094
Montpelier Re Holdings                             1,832,303(c)           31,167,474

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 1 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND - PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007


COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)
INSURANCE (CONT.)
PartnerRe                                            328,801(c)          $27,135,947
RenaissanceRe Holdings                               721,875(c)           43,485,750
Safeco                                               633,953              35,298,503
Travelers Companies                                2,909,568             156,534,759
XL Capital Cl A                                    2,051,359(c)          103,203,871
                                                                     ---------------
Total                                                                  1,113,633,761
------------------------------------------------------------------------------------

IT SERVICES (0.2%)
Computer Sciences                                    362,300(b)           17,922,981
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                      1,333,287(d)           29,158,987
------------------------------------------------------------------------------------

MACHINERY (8.9%)
Caterpillar                                        2,918,463             211,763,676
Deere & Co                                         1,633,770             152,136,662
Eaton                                                988,246              95,810,450
Illinois Tool Works                                1,134,960              60,765,758
Ingersoll-Rand Cl A                                2,093,967(c)           97,306,646
Parker Hannifin                                    1,043,891              78,615,431
                                                                     ---------------
Total                                                                    696,398,623
------------------------------------------------------------------------------------

MEDIA (0.3%)
Idearc                                               191,115               3,355,979
RH Donnelley                                         479,819(b)           17,503,798
                                                                     ---------------
Total                                                                     20,859,777
------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                                923,981              33,771,506
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Macy's                                               614,571              15,898,952
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Dominion Resources                                   859,982              40,806,146
NiSource                                           1,392,154              26,297,789
                                                                     ---------------
Total                                                                     67,103,935
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.8%)
Anadarko Petroleum                                   501,843              32,966,067
Apache                                               378,945              40,751,745
BP ADR                                             1,340,450(c)           98,080,727
Chevron                                            1,754,058             163,706,232
ConocoPhillips                                     1,703,631             150,430,617
Devon Energy                                         169,159              15,039,927
EnCana                                               336,513(c)           22,869,423
Marathon Oil                                       1,854,829             112,884,893

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)

OIL, GAS & CONSUMABLE FUELS (CONT.)
Petroleo Brasileiro ADR                              938,564(c)         $108,160,115
Pioneer Natural Resources                            522,474              25,517,630
Spectra Energy                                       589,124              15,211,182
Total ADR                                            587,821(c)           48,554,015
                                                                     ---------------
Total                                                                    834,172,573
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Intl Paper                                         2,386,315              77,268,879
Weyerhaeuser                                         557,440              41,105,626
                                                                     ---------------
Total                                                                    118,374,505
------------------------------------------------------------------------------------

PHARMACEUTICALS (5.7%)
Abbott Laboratories                                  923,436              51,850,931
Bristol-Myers Squibb                               1,245,191              33,022,465
Eli Lilly & Co                                       727,751              38,854,626
Johnson & Johnson                                  1,117,251              74,520,642
Merck & Co                                         1,835,367             106,653,176
Pfizer                                             3,371,486              76,633,877
Schering-Plough                                      615,092              16,386,051
Wyeth                                              1,040,306              45,971,122
                                                                     ---------------
Total                                                                    443,892,890
------------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Burlington Northern Santa Fe                         150,851              12,555,329
Union Pacific                                        109,230              13,721,472
                                                                     ---------------
Total                                                                     26,276,801
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.4%)
Intel                                              6,815,936             181,712,853
STMicroelectronics                                 2,360,233(c)           33,751,332
Taiwan Semiconductor Mfg ADR                       5,152,061(c)           51,314,528
                                                                     ---------------
Total                                                                    266,778,713
------------------------------------------------------------------------------------

SOFTWARE (1.6%)
Microsoft                                          3,431,136             122,148,442
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
Fannie Mae                                         1,916,894              76,637,422
------------------------------------------------------------------------------------

TOBACCO (3.9%)
Altria Group                                       1,747,048             132,041,888
Loews-Carolina Group                               2,037,487(f)          173,797,641
                                                                     ---------------
Total                                                                    305,839,529
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(a)


WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel                                      4,074,262             $53,495,060
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $6,274,272,433)                                                $7,691,092,336
------------------------------------------------------------------------------------

PREFERRED STOCKS (0.2%)
ISSUER                                            SHARES                   VALUE(A)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                            80,000             $19,455,200
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $20,000,000)                                                     $19,455,200
-----------------------------------------------------------------------------------

BONDS (0.5%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                    VALUE(A)
ELECTRIC (0.1%)
Calpine
 Sr Nts
  02-15-11                           8.50%        $6,000,000(b)           $6,750,000
------------------------------------------------------------------------------------

WIRELINES (0.4%)
Qwest Communications Intl
 Cv
  11-15-25                           3.50         24,573,000              32,956,325
------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $29,771,706)                                                      $39,706,325
------------------------------------------------------------------------------------

MONEY MARKET FUND (0.8%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  59,317,209(g)          $59,317,209
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $59,317,209)                                                      $59,317,209
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,383,361,348)(h)                                             $7,809,571,070
====================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2007.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 16.6% of net assets.

(d)  At Dec. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.2% of net assets. The Fund's cash equivalent position is 0.6% of net assets.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 2 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND - PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(h) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $6,383,361,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $1,865,135,000
Unrealized depreciation                                                (438,925,000)
-----------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,426,210,000
-----------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND - PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE MID CAP VALUE FUND

                                AT DEC. 31, 2007


INVESTMENTS IN SECURITIES

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
Goodrich                                               405,980            $28,666,248
-------------------------------------------------------------------------------------


AIRLINES (0.9%)
AMR                                                    367,233(b)           5,152,279
Continental Airlines Cl B                              242,260(b)           5,390,284
Delta Air Lines                                        134,029(b)           1,995,692
Northwest Airlines                                     354,066(b)           5,137,498
UAL                                                     55,404(b)           1,975,707
US Airways Group                                       258,929(b)           3,808,846
                                                                      ---------------
Total                                                                      23,460,306
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.9%)
ArvinMeritor                                           499,467              5,858,748
Goodyear Tire & Rubber                                 362,685(b)          10,234,971
Johnson Controls                                       258,586              9,319,439
Magna Intl Cl A                                        118,799(c)           9,555,004
WABCO Holdings                                         281,171             14,083,855
                                                                      ---------------
Total                                                                      49,052,017
-------------------------------------------------------------------------------------


AUTOMOBILES (2.3%)
Ford Motor                                           7,777,453(b)          52,342,259
General Motors                                         221,860              5,522,095
                                                                      ---------------
Total                                                                      57,864,354
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.9%)
Trane                                                  846,933             39,560,241
USG                                                    236,822(b,e)         8,475,859
                                                                      ---------------
Total                                                                      48,036,100
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.6%)
Apollo Mgmt LP                                         264,000(b,d,i)       5,808,000
Invesco                                                283,572              8,898,489
                                                                      ---------------
Total                                                                      14,706,489
-------------------------------------------------------------------------------------


CHEMICALS (5.6%)
Eastman Chemical                                       500,100             30,551,109
Imperial Chemical Inds                                  12,544(c)             166,938
Imperial Chemical Inds ADR                             262,893(c)          13,962,063
Lubrizol                                               235,926             12,777,752
Mosaic                                                 581,741(b)          54,881,446
PPG Inds                                               434,003             30,480,031
                                                                      ---------------
Total                                                                     142,819,339
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL SERVICES & SUPPLIES (1.7%)
Deluxe                                                 312,296             10,271,415
Dun & Bradstreet                                        85,892              7,612,608
Pitney Bowes                                           148,054              5,631,974
Ritchie Bros Auctioneers                               247,771(c)          20,490,662
                                                                      ---------------
Total                                                                      44,006,659
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.5%)
Tellabs                                              1,832,820(b)          11,986,643
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.1%)
Chicago Bridge & Iron                                  402,049(c)          24,299,842
Fluor                                                  184,506             26,886,214
Insituform Technologies Cl A                           110,528(b)           1,635,814
                                                                      ---------------
Total                                                                      52,821,870
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.2%)
Genuine Parts                                          125,686              5,819,262
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
CenturyTel                                             588,265             24,389,467
Embarq                                                  90,446              4,479,790
Qwest Communications Intl                            2,865,605(b)          20,087,891
Windstream                                           1,373,325             17,880,692
                                                                      ---------------
Total                                                                      66,837,840
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.7%)
American Electric Power                                340,057             15,833,054
Edison Intl                                            324,618             17,324,863
Pinnacle West Capital                                  428,644             18,178,791
PPL                                                    332,731             17,331,958
                                                                      ---------------
Total                                                                      68,668,666
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.9%)
Cooper Inds Cl A                                       580,098             30,675,583
Rockwell Automation                                    265,443             18,304,949
                                                                      ---------------
Total                                                                      48,980,532
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (1.2%)
Agilent Technologies                                   172,781(b)           6,347,974
Celestica                                            1,771,938(b,c)        10,277,240
Flextronics Intl                                     1,234,174(b,c)        14,884,139
                                                                      ---------------
Total                                                                      31,509,353
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.5%)
BJ Services                                          1,117,568             27,112,200
Cameron Intl                                           608,388(b)          29,281,714
ENSCO Intl                                             109,567              6,532,385
Nabors Inds                                            231,499(b,c)         6,340,758
Natl Oilwell Varco                                     176,354(b)          12,954,965
Smith Intl                                             199,338             14,721,111
Transocean                                             148,002(b)          21,186,486
Weatherford Intl                                       330,799(b)          22,692,811
                                                                      ---------------
Total                                                                     140,822,430
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.4%)
Del Monte Foods                                      1,126,066             10,652,584
Reddy Ice Holdings                                     386,459              9,781,277
Tyson Foods Cl A                                     1,072,193             16,436,719
                                                                      ---------------
Total                                                                      36,870,580
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Questar                                                168,048              9,091,397
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Hospira                                                301,123(b)          12,839,885
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.8%)
Health Management Associates Cl A                    1,166,188              6,973,804
Health Net                                             473,150(b)          22,853,145
Humana                                                 294,860(b)          22,205,907
McKesson                                               141,314              9,257,480
Omnicare                                               468,087             10,677,064
                                                                      ---------------
Total                                                                      71,967,400
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.6%)
Royal Caribbean Cruises                                937,886             39,803,882
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.9%)
Mohawk Inds                                            141,497(b)          10,527,377
Stanley Works                                          479,737             23,257,650
Whirlpool                                              190,661             15,563,657
                                                                      ---------------
Total                                                                      49,348,684
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Mirant                                                 323,144(b)          12,596,153
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.7%)
McDermott Intl                                         473,902(b)          27,974,435
Textron                                                219,018             15,615,983
                                                                      ---------------
Total                                                                      43,590,418
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INSURANCE (14.3%)
ACE                                                    705,487(c)         $43,584,987
Ambac Financial Group                                  179,701(e)           4,630,895
Aon                                                  1,322,756             63,082,233
Axis Capital Holdings                                  664,232(c)          25,885,121
Everest Re Group                                       613,494(c)          61,594,798
Lincoln Natl                                           269,311             15,679,286
Loews                                                  516,219             25,986,464
Marsh & McLennan Companies                             130,372              3,450,947
MBIA                                                   280,674(e)           5,228,957
PartnerRe                                              670,325(c)          55,321,922
Willis Group Holdings                                  391,090(c)          14,849,687
XL Capital Cl A                                      1,024,038(c)          51,519,352
                                                                      ---------------
Total                                                                     370,814,649
-------------------------------------------------------------------------------------


IT SERVICES (1.6%)
Computer Sciences                                      392,260(b)          19,405,102
Electronic Data Systems                              1,007,854             20,892,814
                                                                      ---------------
Total                                                                      40,297,916
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.9%)
Eastman Kodak                                          666,991             14,587,093
Hasbro                                                 329,365              8,425,157
                                                                      ---------------
Total                                                                      23,012,250
-------------------------------------------------------------------------------------


MACHINERY (7.0%)
AGCO                                                   833,940(b)          56,691,242
Eaton                                                  553,246             53,637,200
Ingersoll-Rand Cl A                                    807,609(c)          37,529,590
Manitowoc                                              508,669             24,838,307
Terex                                                  134,790(b)           8,838,180
                                                                      ---------------
Total                                                                     181,534,519
-------------------------------------------------------------------------------------


MEDIA (2.5%)
Interpublic Group of Companies                       1,317,416(b)          10,684,244
Natl CineMedia                                         771,366             19,446,136
Regal Entertainment Group Cl A                       1,018,222(e)          18,399,272
RH Donnelley                                           450,945(b)          16,450,474
                                                                      ---------------
Total                                                                      64,980,126
-------------------------------------------------------------------------------------


METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold                         245,766             25,176,269
Nucor                                                  251,786             14,910,767
                                                                      ---------------
Total                                                                      40,087,036
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.8%)
Family Dollar Stores                                   752,409             14,468,825
Macy's                                                 273,105              7,065,226
                                                                      ---------------
Total                                                                      21,534,051
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.6%)
Consolidated Edison                                    309,759             15,131,727
DTE Energy                                             324,661             14,272,098
Energy East                                            619,371             16,853,085
NiSource                                               824,118             15,567,589
Sempra Energy                                          494,867             30,622,370
                                                                      ---------------
Total                                                                      92,446,869
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (7.1%)
Chesapeake Energy                                      294,569(e)          11,547,105
El Paso                                              1,382,335             23,831,455
Enbridge                                               805,056(c)          32,548,413
Hess                                                   115,874             11,687,052
Newfield Exploration                                   591,608(b)          31,177,742
Pioneer Natural Resources                              521,982             25,493,601
Southwestern Energy                                    579,476(b)          32,288,402
Sunoco                                                 206,945             14,991,096
                                                                      ---------------
Total                                                                     183,564,866
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.4%)
MeadWestvaco                                           355,317             11,121,422
-------------------------------------------------------------------------------------


PHARMACEUTICALS (1.3%)
King Pharmaceuticals                                   654,008(b)           6,697,042
Mylan                                                1,392,312             19,575,907
Watson Pharmaceuticals                                 255,686(b)           6,939,318
                                                                      ---------------
Total                                                                      33,212,267
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
Boston Properties                                       63,623              5,841,228
Equity Residential                                     436,578             15,922,000
Rayonier                                               435,453             20,570,799
Simon Property Group                                   134,879             11,715,590
                                                                      ---------------
Total                                                                      54,049,617
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
St. Joe                                                220,846(e)           7,842,241
-------------------------------------------------------------------------------------


ROAD & RAIL (1.3%)
CSX                                                    548,061             24,103,722
Kansas City Southern                                   245,629(b)           8,432,444
                                                                      ---------------
Total                                                                      32,536,166
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Intersil Cl A                                          649,259             15,893,860
LSI                                                  3,475,729(b)          18,456,121
Maxim Integrated Products                              757,768             20,073,274
Microchip Technology                                   551,599             17,331,241
Micron Technology                                    2,323,005(b)          16,841,786
Natl Semiconductor                                     930,611             21,069,034
                                                                      ---------------
Total                                                                     109,665,316
-------------------------------------------------------------------------------------


SOFTWARE (1.7%)
BMC Software                                           651,705(b)          23,226,766
McAfee                                                 553,207(b)          20,745,263
                                                                      ---------------
Total                                                                      43,972,029
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.2%)
Liz Claiborne                                          405,505              8,252,027
VF                                                     319,253             21,919,911
                                                                      ---------------
Total                                                                      30,171,938
-------------------------------------------------------------------------------------


TOBACCO (3.2%)
Loews-Carolina Group                                   759,193(g)          64,759,163
Reynolds American                                      244,900(e)          16,153,604
                                                                      ---------------
Total                                                                      80,912,767
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,246,479,976)                                                 $2,533,922,552
-------------------------------------------------------------------------------------





BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv
 11-15-25                            3.50%           $5,518,000            $7,400,521
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,518,000)                                                         $7,400,521
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.9%)(f)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    100,047,113(h)       $100,047,113
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $100,047,113)                                                     $100,047,113
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,352,045,089)(j)                                              $2,641,370,186
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 16.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2007, the value of these securities amounted to $5,808,000 or 0.2% of net assets.

(e)  At Dec. 31, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.2% of net assets. The Fund's cash equivalent position is 1.7% of net assets.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.


--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Dec. 31, 2007, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
----------------------------------------------------------------
Apollo Mgmt LP*                        08-02-07       $6,336,000


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $2,352,045,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                    $480,483,000
Unrealized depreciation                                                    (191,158,000)

---------------------------------------------------------------------------------------
Net unrealized appreciation                                                $289,325,000
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

                            PORTFOLIO OF INVESTMENTS


                                       FOR


                  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND


                                AT DEC. 31, 2007



INVESTMENTS IN SECURITIES

DEC. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)



COMMON STOCKS (95.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.3%)
Alliant Techsystems                                     1,674(b)             $190,434
BE Aerospace                                            4,418(b)              233,712
Goodrich                                                6,001                 423,731
Honeywell Intl                                         21,735               1,338,224
Precision Castparts                                     5,608                 777,830
United Technologies                                    15,345               1,174,506
                                                                      ---------------
Total                                                                       4,138,437
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
UAL                                                     2,378(b)               84,799
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.1%)
BorgWarner                                              7,100                 343,711
Goodyear Tire & Rubber                                  7,867(b)              222,007
Johnson Controls                                       23,466                 845,714
                                                                      ---------------
Total                                                                       1,411,432
-------------------------------------------------------------------------------------


AUTOMOBILES (0.2%)
Harley-Davidson                                         5,874                 274,375
-------------------------------------------------------------------------------------


BEVERAGES (3.8%)
Coca-Cola                                              41,960               2,575,085
PepsiCo                                                28,031               2,127,553
                                                                      ---------------
Total                                                                       4,702,638
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.3%)
Amgen                                                   4,986(b)              231,550
Biogen Idec                                             2,958(b)              168,369
                                                                      ---------------
Total                                                                         399,919
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.4%)
Masco                                                  11,037                 238,510
Trane                                                   5,980                 279,325
                                                                      ---------------
Total                                                                         517,835
-------------------------------------------------------------------------------------


CAPITAL MARKETS (4.1%)
Eaton Vance                                             4,724(d)              214,517
Franklin Resources                                      1,881                 215,243
Goldman Sachs Group                                     7,533               1,619,971
Lehman Brothers Holdings                                1,333                  87,232
Merrill Lynch & Co                                     20,376               1,093,784
Morgan Stanley                                         27,192               1,444,167
SEI Investments                                        13,065                 420,301
                                                                      ---------------
Total                                                                       5,095,215
-------------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHEMICALS (2.0%)
Celanese Series A                                       9,812                 415,244
EI du Pont de Nemours & Co                              8,560                 377,410
Lubrizol                                                2,320                 125,651
Monsanto                                                5,604                 625,911
Mosaic                                                  8,860(b)              835,852
Nalco Holding                                           4,475                 108,206
                                                                      ---------------
Total                                                                       2,488,274
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.4%)
Commerce Bancorp                                        9,965                 380,065
Synovus Financial                                       5,700                 137,256
                                                                      ---------------
Total                                                                         517,321
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.4%)
Dun & Bradstreet                                        2,810                 249,051
Stericycle                                              3,553(b)              211,048
                                                                      ---------------
Total                                                                         460,099
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.0%)
CommScope                                               4,082(b)              200,875
Corning                                                15,188                 364,360
Juniper Networks                                       59,200(b)            1,965,440
                                                                      ---------------
Total                                                                       2,530,675
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (9.9%)
Apple                                                  17,828(b)            3,531,371
Dell                                                   92,412(b)            2,265,018
EMC                                                   137,629(b)            2,550,265
IBM                                                    30,119               3,255,864
Lexmark Intl Cl A                                       4,366(b)              152,199
NCR                                                     7,263(b)              182,301
QLogic                                                  7,984(b)              113,373
Western Digital                                         6,937(b)              209,567
                                                                      ---------------
Total                                                                      12,259,958
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (1.8%)
Fluor                                                   4,463                 650,348
Foster Wheeler                                          4,308(b)              667,826
Jacobs Engineering Group                                7,336(b)              701,395
Quanta Services                                         7,882(b)              206,824
                                                                      ---------------
Total                                                                       2,226,393
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials                               1,734                 229,929
Vulcan Materials                                        1,960                 155,016
                                                                      ---------------
Total                                                                         384,945
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.2%)
First Marblehead                                        9,767                 149,435
SLM                                                     6,554                 131,998
                                                                      ---------------
Total                                                                         281,433
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.4%)
Owens-Illinois                                         10,439(b)              516,731
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.0%)
Apollo Group Cl A                                       8,693(b,d)            609,814
Career Education                                        5,869(b)              147,547
H&R Block                                              13,318                 247,315
ITT Educational Services                                2,492(b,d)            212,493
                                                                      ---------------
Total                                                                       1,217,169
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
IntercontinentalExchange                                1,433(b)              275,853
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.5%)
PPL                                                    11,158                 581,220
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.1%)
SunPower Cl A                                           1,058(b)              137,953
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
Arrow Electronics                                       5,677(b)              222,993
Avnet                                                   8,012(b)              280,180
Trimble Navigation                                     13,376(b)              404,489
                                                                      ---------------
Total                                                                         907,662
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (7.9%)
BJ Services                                            13,365                 324,235
Cameron Intl                                            6,416(b)              308,802
Diamond Offshore Drilling                               2,307(d)              327,594
Dresser-Rand Group                                      4,915(b)              191,931
ENSCO Intl                                              5,906                 352,116
Grant Prideco                                           2,431(b)              134,945
Natl Oilwell Varco                                     18,001(b)            1,322,353
Noble                                                   7,715                 435,975
Rowan Companies                                         3,196                 126,114
Schlumberger                                           34,718               3,415,209
Smith Intl                                              7,771                 573,888
Tidewater                                               3,393                 186,140
Transocean                                              7,881(b)            1,128,165

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Unit                                                      824(b)              $38,110
Weatherford Intl                                       13,646(b)              936,116
                                                                      ---------------
Total                                                                       9,801,693
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.4%)
Kroger                                                  2,997                  80,050
Wal-Mart Stores                                        60,753               2,887,590
                                                                      ---------------
Total                                                                       2,967,640
-------------------------------------------------------------------------------------


FOOD PRODUCTS (0.3%)
Sara Lee                                               24,485                 393,229
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Questar                                                 3,499                 189,296
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
DENTSPLY Intl                                           4,640                 208,893
Intuitive Surgical                                        768(b)              249,216
Kinetic Concepts                                        2,396(b)              128,330
Zimmer Holdings                                         2,515(b)              166,367
                                                                      ---------------
Total                                                                         752,806
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.7%)
Cardinal Health                                         5,757                 332,467
CIGNA                                                  17,069                 917,118
Express Scripts                                        10,063(b)              734,599
Lincare Holdings                                        9,443(b)              332,016
Medco Health Solutions                                  8,271(b)              838,679
UnitedHealth Group                                      2,482                 144,452
WellCare Health Plans                                   1,598(b)               67,771
                                                                      ---------------
Total                                                                       3,367,102
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.5%)
Boyd Gaming                                             1,470                  50,083
Harrah's Entertainment                                  3,574                 317,192
Penn Natl Gaming                                        3,518(b)              209,497
                                                                      ---------------
Total                                                                         576,772
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.6%)
Centex                                                  4,782                 120,793
Garmin                                                  4,677(c)              453,669
NVR                                                       227(b)              118,948
                                                                      ---------------
Total                                                                         693,410
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.6%)
Energizer Holdings                                      2,699(b,d)            302,639
Kimberly-Clark                                          5,677                 393,643
                                                                      ---------------
Total                                                                         696,282
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Constellation Energy Group                              1,922                 197,063
Mirant                                                  5,294(b)              206,360
NRG Energy                                              5,013(b)              217,263
                                                                      ---------------
Total                                                                         620,686
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.0%)
3M                                                     11,667                 983,761
McDermott Intl                                          4,562(b)              269,295
                                                                      ---------------
Total                                                                       1,253,056
-------------------------------------------------------------------------------------


INSURANCE (3.3%)
ACE                                                     8,272(c)              511,044
AFLAC                                                  13,566                 849,639
American Intl Group                                    34,866               2,032,687
Prudential Financial                                    4,222                 392,815
WR Berkley                                              5,314                 158,410
XL Capital Cl A                                         3,883(c)              195,354
                                                                      ---------------
Total                                                                       4,139,949
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (1.4%)
Amazon.com                                             18,698(b,d)          1,732,183
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.4%)
VeriSign                                               11,864(b)              446,205
-------------------------------------------------------------------------------------


IT SERVICES (0.7%)
Affiliated Computer Services Cl A                       2,397(b)              108,105
Fidelity Natl Information Services                      1,809                  75,236
Total System Services                                  22,584                 632,362
                                                                      ---------------
Total                                                                         815,703
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Hasbro                                                  3,966(d)              101,450
Mattel                                                 12,374                 235,601
                                                                      ---------------
Total                                                                         337,051
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Charles River Laboratories Intl                         5,726(b)              376,771
Invitrogen                                              2,285(b)              213,442
                                                                      ---------------
Total                                                                         590,213
-------------------------------------------------------------------------------------


MACHINERY (5.9%)
AGCO                                                    3,722(b,d)            253,022
Caterpillar                                            17,331(d)            1,257,537
Cummins                                                 6,011                 765,621
Deere & Co                                             16,968               1,580,061
Eaton                                                   6,593                 639,191
Illinois Tool Works                                     7,673                 410,812
Ingersoll-Rand Cl A                                     9,972(c)              463,399
Manitowoc                                               6,386                 311,828
Oshkosh Truck                                           5,867                 277,274
PACCAR                                                 19,060               1,038,389
Pall                                                    3,756                 151,442
Terex                                                   1,921(b)              125,960
                                                                      ---------------
Total                                                                       7,274,536
-------------------------------------------------------------------------------------


MEDIA (1.1%)
Cablevision Systems Cl A                                4,815(b)              117,968
Discovery Holding Cl A                                 16,051(b)              403,522
EchoStar Communications Cl A                            2,217(b)               83,625
Liberty Global Cl A                                    18,528(b)              726,112
                                                                      ---------------
Total                                                                       1,331,227
-------------------------------------------------------------------------------------


METALS & MINING (1.6%)
AK Steel Holding                                        6,375(b)              294,780
Cleveland-Cliffs                                        1,669                 168,235
Freeport-McMoRan Copper & Gold                          8,309                 851,174
Reliance Steel & Aluminum                               3,655                 198,101
Southern Copper                                         4,199                 441,441
                                                                      ---------------
Total                                                                       1,953,731
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.3%)
Dollar Tree Stores                                      4,886(b)              126,645
Family Dollar Stores                                    6,484                 124,687
Kohl's                                                  2,375(b)              108,775
                                                                      ---------------
Total                                                                         360,107
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.1%)
CenterPoint Energy                                      6,839                 117,152
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.3%)
Chesapeake Energy                                       4,302                 168,638
Denbury Resources                                      12,238(b,d)            364,081
Exxon Mobil                                            64,115               6,006,934
Frontier Oil                                            6,074                 246,483
Frontline                                               3,952(c)              189,696
Tesoro                                                  4,877                 232,633
Valero Energy                                           6,453                 451,904
W&T Offshore                                            6,424                 192,463
                                                                      ---------------
Total                                                                       7,852,832
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Domtar                                                 22,077(b,c)            169,772
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.2%)
Alberto-Culver                                          3,834                  94,086
Avon Products                                           4,606                 182,076
                                                                      ---------------
Total                                                                         276,162
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.6%)
Bristol-Myers Squibb                                   43,078               1,142,429
Forest Laboratories                                     8,344(b)              304,139
Johnson & Johnson                                      57,968               3,866,465
Merck & Co                                             62,531               3,633,676
Wyeth                                                  12,261                 541,814
                                                                      ---------------
Total                                                                       9,488,523
-------------------------------------------------------------------------------------


ROAD & RAIL (0.2%)
Avis Budget Group                                       8,321(b)              108,173
CSX                                                     4,239                 186,431
                                                                      ---------------
Total                                                                         294,604
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.8%)
Analog Devices                                          9,823                 311,389
Cree                                                   18,165(b)              498,993
Intel                                                  60,003               1,599,680
Maxim Integrated Products                              11,201                 296,714
Varian Semiconductor Equipment Associates               9,402(b)              347,874
Xilinx                                                 22,071                 482,693
                                                                      ---------------
Total                                                                       3,537,343
-------------------------------------------------------------------------------------


SOFTWARE (3.6%)
Autodesk                                                2,533(b)              126,042
CA                                                      4,138                 103,243
Compuware                                              13,566(b)              120,466
McAfee                                                  3,007(b)              112,763
Microsoft                                              80,847               2,878,153
NAVTEQ                                                  7,085(b)              535,626
Oracle                                                 28,566(b)              645,020
                                                                      ---------------
Total                                                                       4,521,313
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (4.7%)
Abercrombie & Fitch Cl A                                1,410                 112,758
AutoZone                                                1,602(b)              192,096
Bed Bath & Beyond                                       7,708(b)              226,538
Best Buy                                                6,002                 316,005

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
GameStop Cl A                                           9,631(b)             $598,181
GUESS?                                                  2,012                  76,235
Home Depot                                             85,987               2,316,489
Lowe's Companies                                       48,136               1,088,836
RadioShack                                             11,002                 185,494
Ross Stores                                             4,902                 125,344
Staples                                                 8,161                 188,274
Tiffany & Co                                            7,888                 363,085
Urban Outfitters                                        1,206(b)               32,876
                                                                      ---------------
Total                                                                       5,822,211
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                  12,879(b)              393,840
crocs                                                   1,768(b)               65,080
Nike Cl B                                               7,129                 457,967
                                                                      ---------------
Total                                                                         916,887
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
Freddie Mac                                            21,972                 748,586
-------------------------------------------------------------------------------------


TOBACCO (2.5%)
Altria Group                                           39,748               3,004,154
UST                                                     2,030                 111,244
                                                                      ---------------
Total                                                                       3,115,398
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
MSC Industrial Direct Cl A                              2,311                  93,526
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Leap Wireless Intl                                      2,309(b)              107,692
Telephone & Data Systems                                2,968                 185,797
                                                                      ---------------
Total                                                                         293,489
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $120,708,054)                                                     $118,951,011
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund                    5,064,375(e)           $5,064,375
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,064,375)                                                         $5,064,375
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $125,772,429)(f)                                                  $124,015,386
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2007, the value of foreign securities represented 1.6% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, March 2008                                                         13


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Dec. 31, 2007, the cost of securities for federal income tax purposes was approximately $125,772,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $6,601,000
Unrealized depreciation                                                      (8,358,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,757,000)
---------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Investment Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 28, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 28, 2008